UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Reid S. Walker       Contact Person: Joseph I. Worsham, II
Title:      Member
Phone:      214-756-6056

Signature, Place, and Date of Signing:

  REID S. WALKER             Dallas, Texas              May 6, 2002
  ------------------         ------------------------   -----------------
  Reid S. Walker


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:           $57,314

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----
1                             WSV Management, L.L.C.


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ADVANCED FIBRE            COM      00754A105      2,399     125,000   SH             SOLE              125,000(1)
  COMMUNICATION
ALLIANCE SEMICONDUCTOR    COM      01877H100        490      42,500   SH             SOLE               42,500(1)
  CORP
ASCENTIAL SOFTWARE CORP   COM      04362P108        193      50,000   SH             SOLE               50,000(1)
BRISTOL MYERS SQUIBB CO   COM      110122108      3,239      80,000   SH             SOLE               80,000(1)
CIRCUIT CITY STORE INC    CIRCT    172737108      1,750      97,000   SH             SOLE               97,000(1)
                          CITY GRP
COBRA ELECTRS CORP        COM      191042100      1,086    144,000    SH             SHARED       1                  144,000(3)
COMVERSE TECHNOLOGY INC   COM PAR  205862402        634     50,000    SH             SOLE               50,000(1)
                          $0.10
ELITE INFORMATION GROUP   COM      28659M106        630     55,800    SH             SHARED       1                   55,800(3)
  INC
FMC TECHNOLOGIES INC      COM      30249U101      4,285     215,000   SH             SHARED     1                    215,000(2)
GENESIS HEALTH VENTURE    COM      37183F107      3,662     201,200   SH             SHARED     1                    201,200(2)
  INC N
IOMEGA CORP              COM NEW   462030305        810      91,400   SH             SOLE               91,400(1)
ISTAR FINL INCV           COM      45031U101      5,890     203,800   SH             SHARED     1                    	203,800(2)
KADANT INC                COM      48282T104      8,441     591,100   SH             SHARED     1                    591,100(2)
MARISA CHRISTINA INC      COM      570268102        931     670,100   SH             SHARED     1                    670,100(2)
MAXTOR CORP               COM NEW  577729205        417      60,000   SH             SOLE               60,000(1)
METHODE ELECTRS INC       CL A     591520200      2,766     222,200   SH             SHARED     1                    222,200(2)
MOORE LTD                 COM      615785102      5,204     400,000   SH             SHARED     1                    400,000(2)
PERSISTENCE SOFTWARE INC  COM      715329108        300     325,600   SH             SHARED     1                    325,600(2)
ROCKFORD CORP             COM      77316P101      7,418     806,336   SH             SHARED     1                    806,336(2)
TRIAD HOSPITALS INC       COM      89579K109      4,500     130,900   SH             SHARED     1                    130,900(2)
TURNSTONE SYSTEMS INC     COM      900423104      1,783     370,600   SH             SHARED     1                    370,600(2)
WEBEX INC                 COM      94767L109        419      25,500   SH             SHARED     1                     25,500(2)
XETEL CORP                COM      983942103         67     171,100   SH             SOLE              171,100(1)


(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and
WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund
International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master
Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund
(QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.